PGIM Jennison Focused Value ETF Investment Strategy - PGIM Jennison Focused Value ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies with value characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes.The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if (i) the company’s securities are represented on any value index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth.In seeking to achieve the Fund’s investment strategy, the subadviser typically selects equities of approximately 25 to 40 issuers. The Fund may invest in companies of any market capitalization. The Fund normally invests in equity and equity-related securities of companies that are generally considered large capitalization companies and are selected by the subadviser using a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specified index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund’s subadviser selects investments for the Fund using a proprietary combination of bottom-up fundamental research and systematic portfolio construction to build a portfolio of high-conviction stocks reflecting the views of the subadviser. High-conviction stocks reflect those stocks that the subadviser believes are strong investments and the subadviser may allocate and rotate portfolio assets more heavily toward those stocks it believes are stronger investments. As a result of these processes and subject to the Fund's 80% investment policy, the subadviser seeks to construct a portfolio of companies that have one or more of the following characteristics – attractive valuation metrics that are unique to that business, high levels of durability and viability of the business, good business models that are being mispriced, high returns on assets and/or equity, high free cash flow yields, management teams that are willing to make changes, and/or something operationally wrong that can be fixed or is temporary. Valuation metrics are ratios or data-points that can help provide guidance as to the value of a company.The subadviser employs a systematic portfolio optimization process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities in which the Fund invests include American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stock or other eligible investments; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (“REITs”); and similar securities. Convertible securities are securities—like bonds, corporate notes and preferred stocks—that the Fund can convert into the company's common stock, the cash value of common stock or some other equity security. The Fund may invest up to 35% of its investable assets in foreign securities. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.